Schedule of Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Beginning Balance	$ 18,818,108
Property, Plant and Equipment, Gross, Ending Balance	18,818,108	$ 18,818,108
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance	6,264,700
Depreciation	2,817,256
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	9,081,956	6,264,700
Property, Plant and Equipment, Net	9,736,152	12,553,408
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Beginning Balance	18,684,800	17,911,000
Property, Plant and Equipment, Additions	0	773,800
Property, Plant and Equipment, Gross, Ending Balance	18,684,800	18,684,800
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance	6,228,200	0
Depreciation	2,802,735	6,228,200
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	9,030,935	6,228,200
Property, Plant and Equipment, Net	9,653,865	12,456,600
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Beginning Balance	133,308	133,308
Property, Plant and Equipment, Gross, Ending Balance		133,308
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance	36,500	0
Depreciation	14,521	36,500
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	51,021	36,500
Property, Plant and Equipment, Net	$ 82,287	$ 96,808